Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 215,704	$ 136,269	$ 132,688
Other comprehensive income, net of tax
Foreign currency translation adjustment	(17,894)	27,729	8,576
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2012, 2013 and 2014	586
Other comprehensive income/(loss)	(17,308)	27,729	8,576
Comprehensive income	$ 198,396	$ 163,998	$ 141,264